Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) (Q3) - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Total Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Series A Convertible Preferred Stock
Beginning balance (in shares) at Dec. 31, 2018								0		106,301,000
Beginning balance at Dec. 31, 2018							$ 384,519	$ 0		$ 384,519
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of Series B convertible preferred stock to redemption value	$ 42,126						42,126	$ 42,126
Issuance of convertible preferred stock (in shares)								17,759,000		0
Issuance of convertible preferred stock, net							161,660	$ 161,660		$ 0
Conversion of convertible preferred stock to common stock upon closing of initial public offering (in shares)										(61,343,000)
Conversion of convertible preferred stock to common stock upon closing of initial public offering							(221,255)			$ (221,255)
Ending balance (in shares) at Dec. 31, 2019								55,758,557		44,957,786
Ending balance at Dec. 31, 2019	690,329						690,329	$ 527,065		$ 163,264
Beginning balance (in shares) at Dec. 31, 2018			18,252,000
Beginning balance at Dec. 31, 2018	$ (22,158)		$ 0	$ 16,310	$ (38,280)	$ (188)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Rollover equity in consideration of net assets acquired (in shares)	464,000		464,000
Rollover equity	$ 1,736			1,736
Stock-based compensation (in shares)			975,000
Stock-based compensation	$ 30,079			30,079
Stock option exercises (in shares)	270,000		270,000
Stock option exercises	$ 793			793
Foreign currency translation gains, net	530					530
Accretion of Series B convertible preferred stock to redemption value	(42,126)			(42,126)
Net loss	$ (93,745)				(93,745)
Conversion of convertible preferred stock to common stock upon closing of initial public offering (in shares)	61,343,000		61,343,000
Conversion of convertible preferred stock to common stock upon closing of initial public offering	$ 221,255		$ 1	298,126	(76,872)
Issuance of common stock upon closing of initial public offering, net of issuance costs and underwriters fees of $31,102	0
Ending balance (in shares) at Dec. 31, 2019			40,731,000
Ending balance at Dec. 31, 2019	(274,839)		$ 0	96,129	(371,310)	342
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of Series B convertible preferred stock to redemption value	13,105							$ 13,105
Ending balance (in shares) at Mar. 31, 2020								55,759,000		44,958,000
Ending balance at Mar. 31, 2020	703,434							$ 540,170		$ 163,264
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Rollover equity in consideration of net assets acquired (in shares)			127,000
Rollover equity	618			618
Stock-based compensation (in shares)			244,000
Stock-based compensation	846			846
Stock option exercises (in shares)			44,000
Stock option exercises	50			50
Foreign currency translation gains, net	(1,851)					(1,851)
Accretion of Series B convertible preferred stock to redemption value	(13,105)			(13,105)
Net loss	(19,902)				(19,902)
Ending balance (in shares) at Mar. 31, 2020			41,146,000
Ending balance at Mar. 31, 2020	(308,183)		$ 0	84,538	(391,212)	(1,509)
Beginning balance (in shares) at Dec. 31, 2019								55,758,557		44,957,786
Beginning balance at Dec. 31, 2019	690,329						690,329	$ 527,065		$ 163,264
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of Series B convertible preferred stock to redemption value	39,897
Ending balance (in shares) at Sep. 30, 2020								61,590,000		44,958,000
Ending balance at Sep. 30, 2020	783,383							$ 620,119		$ 163,264
Beginning balance (in shares) at Dec. 31, 2019			40,731,000
Beginning balance at Dec. 31, 2019	(274,839)		$ 0	96,129	(371,310)	342
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Rollover equity	745
Foreign currency translation gains, net	(528)
Accretion of Series B convertible preferred stock to redemption value								$ (39,900)
Net loss	(39,031)
Ending balance (in shares) at Sep. 30, 2020			42,097,000
Ending balance at Sep. 30, 2020	(348,144)		$ 0	62,383	(410,341)	(186)
Beginning balance (in shares) at Dec. 31, 2019								55,758,557		44,957,786
Beginning balance at Dec. 31, 2019	690,329						690,329	$ 527,065		$ 163,264
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of Series B convertible preferred stock to redemption value	67,811						67,811	$ 67,811
Issuance of convertible preferred stock (in shares)								16,467,000
Issuance of convertible preferred stock, net							150,250	$ 150,250
Conversion of convertible preferred stock to common stock upon closing of initial public offering (in shares)										0
Ending balance (in shares) at Dec. 31, 2020								72,225,754	0	44,957,786
Ending balance at Dec. 31, 2020	908,310						908,310	$ 745,046	$ 0	$ 163,264
Beginning balance (in shares) at Dec. 31, 2019			40,731,000
Beginning balance at Dec. 31, 2019	$ (274,839)		$ 0	96,129	(371,310)	342
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Rollover equity in consideration of net assets acquired (in shares)	222,000		222,000
Rollover equity	$ 1,319			1,319
Stock-based compensation (in shares)			2,037,000
Stock-based compensation	$ 10,721			10,721
Stock option exercises (in shares)	84,000		84,000
Stock option exercises	$ 206			206
Foreign currency translation gains, net	1,204					1,204
Accretion of Series B convertible preferred stock to redemption value	(67,811)			(67,811)
Net loss	$ (59,954)				(59,954)
Conversion of convertible preferred stock to common stock upon closing of initial public offering (in shares)	0
Issuance of common stock upon closing of initial public offering, net of issuance costs and underwriters fees of $31,102	$ 0
Ending balance (in shares) at Dec. 31, 2020		0	43,074,000
Ending balance at Dec. 31, 2020	(389,154)	$ 0	$ 0	40,564	(431,264)	1,546
Beginning balance (in shares) at Mar. 31, 2020								55,759,000		44,958,000
Beginning balance at Mar. 31, 2020	703,434							$ 540,170		$ 163,264
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of Series B convertible preferred stock to redemption value	13,105							$ 13,105
Ending balance (in shares) at Jun. 30, 2020								55,759,000		44,958,000
Ending balance at Jun. 30, 2020	716,539							$ 553,275		$ 163,264
Beginning balance (in shares) at Mar. 31, 2020			41,146,000
Beginning balance at Mar. 31, 2020	(308,183)		$ 0	84,538	(391,212)	(1,509)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation (in shares)			244,000
Stock-based compensation	981			981
Stock option exercises (in shares)			4,000
Stock option exercises	6			6
Foreign currency translation gains, net	427					427
Accretion of Series B convertible preferred stock to redemption value	(13,105)			(13,105)
Net loss	(13,685)				(13,685)
Ending balance (in shares) at Jun. 30, 2020			41,394,000
Ending balance at Jun. 30, 2020	(333,559)		$ 0	72,420	(404,897)	(1,082)
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of Series B convertible preferred stock to redemption value	$ 13,687
Issuance of convertible preferred stock (in shares)	5,831,000
Issuance of convertible preferred stock, net	$ 53,157
Ending balance (in shares) at Sep. 30, 2020								61,590,000		44,958,000
Ending balance at Sep. 30, 2020	$ 783,383							$ 620,119		$ 163,264
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Rollover equity in consideration of net assets acquired (in shares)	22,000
Rollover equity	$ 127
Stock-based compensation (in shares)	669,000
Stock-based compensation	$ 3,470
Stock option exercises (in shares)	12,000
Stock option exercises	$ 53
Foreign currency translation gains, net	896
Accretion of Series B convertible preferred stock to redemption value	(13,687)							$ (13,700)
Net loss	(5,444)
Ending balance (in shares) at Sep. 30, 2020			42,097,000
Ending balance at Sep. 30, 2020	(348,144)		$ 0	62,383	(410,341)	(186)
Beginning balance (in shares) at Dec. 31, 2020								72,225,754	0	44,957,786
Beginning balance at Dec. 31, 2020	908,310						908,310	$ 745,046	$ 0	$ 163,264
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of Series B convertible preferred stock to redemption value							15,105	$ 15,105
Ending balance (in shares) at Mar. 31, 2021								72,226,000	0	44,958,000
Ending balance at Mar. 31, 2021							923,415	$ 760,151	$ 0	$ 163,264
Beginning balance (in shares) at Dec. 31, 2020		0	43,074,000
Beginning balance at Dec. 31, 2020	(389,154)	$ 0	$ 0	40,564	(431,264)	1,546
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Rollover equity in consideration of net assets acquired (in shares)			45,000
Rollover equity	416			416
Stock-based compensation	903			903
Stock option exercises (in shares)			223,000
Stock option exercises	735			735
Foreign currency translation gains, net	543					543
Accretion of Series B convertible preferred stock to redemption value	(15,105)			(15,105)
Net loss	(15,995)				(15,995)
Ending balance (in shares) at Mar. 31, 2021		0	43,342,000
Ending balance at Mar. 31, 2021	(417,657)	$ 0	$ 0	27,513	(447,259)	2,089
Beginning balance (in shares) at Dec. 31, 2020								72,225,754	0	44,957,786
Beginning balance at Dec. 31, 2020	908,310						908,310	$ 745,046	$ 0	$ 163,264
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of Series B convertible preferred stock to redemption value	$ 15,105
Ending balance (in shares) at Sep. 30, 2021	0							0	0	0
Ending balance at Sep. 30, 2021	$ 0						0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2020		0	43,074,000
Beginning balance at Dec. 31, 2020	(389,154)	$ 0	$ 0	40,564	(431,264)	1,546
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Rollover equity	726
Foreign currency translation gains, net	(2,518)
Accretion of Series B convertible preferred stock to redemption value								$ (15,100)
Net loss	(77,235)
Ending balance (in shares) at Sep. 30, 2021		0	195,356,000
Ending balance at Sep. 30, 2021	983,797	$ 0	$ 2	1,493,266	(508,499)	(972)
Beginning balance (in shares) at Mar. 31, 2021								72,226,000	0	44,958,000
Beginning balance at Mar. 31, 2021							923,415	$ 760,151	$ 0	$ 163,264
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred stock (in shares)									7,857,000
Issuance of convertible preferred stock, net							109,782		$ 109,782
Ending balance (in shares) at Jun. 30, 2021								72,226,000	7,857,000	44,958,000
Ending balance at Jun. 30, 2021							1,033,197	$ 760,151	$ 109,782	$ 163,264
Beginning balance (in shares) at Mar. 31, 2021		0	43,342,000
Beginning balance at Mar. 31, 2021	(417,657)	$ 0	$ 0	27,513	(447,259)	2,089
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Rollover equity	310			310
Stock-based compensation (in shares)			571,000
Stock-based compensation	11,201			11,201
Stock option exercises (in shares)			84,000
Stock option exercises	281			281
Foreign currency translation gains, net	369					369
Net loss	(24,334)				(24,334)
Ending balance (in shares) at Jun. 30, 2021		0	43,997,000
Ending balance at Jun. 30, 2021	$ (429,830)	$ 0	$ 0	39,305	(471,593)	2,458
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of convertible preferred stock to common stock upon closing of initial public offering (in shares)								(72,226,000)	(7,857,000)	(44,958,000)
Conversion of convertible preferred stock to common stock upon closing of initial public offering							(1,033,197)	$ (760,151)	$ (109,782)	$ (163,264)
Ending balance (in shares) at Sep. 30, 2021	0							0	0	0
Ending balance at Sep. 30, 2021	$ 0						$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	4,745			4,745
Stock option exercises (in shares)			24,000
Stock option exercises	137			137
Foreign currency translation gains, net	(3,430)					(3,430)
Accretion of Series B convertible preferred stock to redemption value								$ (13,700)
Net loss	(36,906)					(36,906)
Conversion of convertible preferred stock to common stock upon closing of initial public offering (in shares)			125,041,000
Conversion of convertible preferred stock to common stock upon closing of initial public offering	1,033,197		$ 2	1,033,195
Issuance of common stock upon closing of initial public offering, net of issuance costs and underwriters fees of $31,102 (in shares)			21,882,000
Issuance of common stock upon closing of initial public offering, net of issuance costs and underwriters fees of $31,102	340,884			340,884
Issuance of common stock in a preferred placement (in shares)			4,412,000
Issuance of common stock in a preferred placement	75,000			75,000
Ending balance (in shares) at Sep. 30, 2021		0	195,356,000
Ending balance at Sep. 30, 2021	$ 983,797	$ 0	$ 2	$ 1,493,266	$ (508,499)	$ (972)